13003439

1-35853

NASDAQ

THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

Certnas

Received SEC
OCT 16 2013
Washington, DC 20549

By Electronic Mail Only

October 16, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 11, 2013 The Nasdaq Stock Market (the "Exchange") received from Harvard Apparatus Regenerative Technology, Inc. (the "Registrant") a copy of the Registrant's application on Form 10-12(b) for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,